Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net loss for the period	$ (20,744)	$ (7,103)	[1]
Adjustments to reconcile net loss to net used in operating activities:
Amortization and depreciation	439	652
Share-based compensation	8,675	1,707
Share-based compensation to service providers		1,285
Loss on divestment of a subsidiary	1,009
Loss (gain) on revaluation of warrant liability	905	(3,236)	[1]
Loss on revaluation of contingent liability		(1,305)
Gain from revaluation of long term financial assets	(409)
Change in severance liability	12	(2)
Change in inventory	(3,600)	(111)
Change in trade receivables	(25)	(806)
Change in other accounts receivables	(1,053)	119
Accrued interest on loans and leases	116	138
Change in accounts payable	315	1,096
Change in other accounts payable	666	(721)
Net cash used in operating activities:	(13,694)	(8,287)
Cash flows from investing activities
Investment in short-term deposits	(2,475)
Investment in financial assets at fair value	(24,605)
Divestment of a subsidiary	(549)
Purchase of property, plant and equipment	(657)	(108)
Net of cash flows from investing activities	(28,286)	(108)
Cash flows from financing activities
Proceeds from the issuance of shares and warrants, net	69,242	7,503
Proceeds on account of shares		3,060
Change in bank overdraft		69
Lease payments	(460)	(449)
Proceeds from exercise of warrants	7,795
Proceeds from exercise of options	548
Repayment of loans	(850)	(160)
Transactions with non-controlling interests	(1,850)
Proceeds from receipt of loans	43	147
Net of Cash flows from financing activities	74,468	10,170
Change in cash and cash equivalents	32,488	1,775
Effect of changes in foreign exchange rates	(2,830)	(676)
Cash and cash equivalents at beginning of period	13,526	2,267
Cash and cash equivalents at end of period	43,184	3,435
APPENDIX A: NON-CASH ACTIVITIES
Recognition of a lease liability and right-of-use asset	1,930	260
Interest paid during the period	24	96
APPENDIX A: NON-CASH ACTIVITIES – DIVESTMENT OF SUBSIDIARY
Working capital other than cash and cash equivalents	304
Property, plant and equipment	416
Lease liability	(7)
Loans	(94)
Severance liability	(159)
Loss on divestment of subsidiary	(1,009)
Total cash and cash equivalents from divestment of a subsidiary	$ (549)

[1]	Reclassified due to discontinued operations.